Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ProShares Trust and Shareholders of each of the one hundred twenty one funds listed below

In planning and performing our audits of the financial statements of

CDS Short North American HY Credit ETF	Short QQQ	UltraPro QQQ
Decline of the Retail Store ETF	Short Real Estate	UltraPro Russell2000
DJ Brookfield Global Infrastructure ETF	Short Russell2000	UltraPro S&P500®
Equities for Rising Rates ETF	Short S&P500®	UltraPro Short 20+ Year Treasury
Global Listed Private Equity ETF	Short SmallCap600	UltraPro Short Communication Services Select Sector
Hedge Replication ETF	Ultra 7-10 Year Treasury	UltraPro Short Dow30SM
High Yield-Interest Rate Hedged	Ultra 20+ Year Treasury	UltraPro Short Financial Select Sector
Inflation Expectations ETF	Ultra Basic Materials	UltraPro Short MidCap400
Investment Grade—Interest Rate Hedged	Ultra Communication Services Select Sector	UltraPro Short Nasdaq Biotechnology
K-1 Free Crude Oil Strategy ETF	Ultra Consumer Goods	UltraPro Short QQQ
Large Cap Core Plus	Ultra Consumer Services	UltraPro Short Russell2000
Long Online/Short Stores ETF	Ultra Dow30SM	UltraPro Short S&P500®
Managed Futures Strategy ETF	Ultra Financials	UltraShort 7-10 Year Treasury
Merger ETF	Ultra FTSE China 50	UltraShort 20+ Year Treasury
Morningstar Alternatives Solution ETF	Ultra FTSE Europe	UltraShort Basic Materials
MSCI EAFE Dividend Growers ETF	Ultra Gold Miners	UltraShort Communication Services Select Sector
MSCI Emerging Markets Dividend Growers ETF	Ultra Health Care	UltraShort Consumer Goods
MSCI Europe Dividend Growers ETF	Ultra High Yield	UltraShort Consumer Services
Online Retail ETF	Ultra Industrials	UltraShort Dow30SM
Pet Care ETF	Ultra MidCap400	UltraShort Financials
RAFITM Long/Short	Ultra MSCI Brazil Capped	UltraShort FTSE China 50
Russell 2000 Dividend Growers ETF	Ultra MSCI EAFE	UltraShort FTSE Europe
S&P 500® Bond ETF	Ultra MSCI Emerging Markets	UltraShort Gold Miners
S&P 500® Dividend Aristocrats ETF	Ultra MSCI Japan	UltraShort Health Care
S&P 500® Ex-Energy ETF	Ultra Nasdaq Biotechnology	UltraShort Industrials
S&P 500® Ex-Financials ETF	Ultra Oil & Gas	UltraShort MidCap400
S&P 500® Ex-Health Care ETF	Ultra QQQ	UltraShort MSCI Brazil Capped
S&P 500® Ex-Technology ETF	Ultra Real Estate	UltraShort MSCI EAFE
S&P MidCap 400® Dividend Aristocrats ETF	Ultra Russell2000	UltraShort MSCI Emerging Markets
Short Term USD Emerging Markets Bond ETF	Ultra S&P500®	UltraShort MSCI Japan
Short 7-10 Year Treasury	Ultra Semiconductors	UltraShort Nasdaq Biotechnology
Short 20+ Year Treasury	Ultra SmallCap600	UltraShort Oil & Gas
Short Basic Materials	Ultra Technology	UltraShort QQQ
Short Dow30SM	Ultra Telecommunications	UltraShort Real Estate
Short Financials	Ultra Utilities	UltraShort Russell2000
Short FTSE China 50	UltraPro Communication Services Select Sector	UltraShort S&P500®
Short High Yield	UltraPro Dow30SM	UltraShort Semiconductors
Short MidCap400	UltraPro Financial Select Sector	UltraShort SmallCap600
Short MSCI EAFE	UltraPro MidCap400	UltraShort Technology
Short MSCI Emerging Markets	UltraPro Nasdaq Biotechnology	UltraShort Utilities
Short Oil & Gas

(constituting ProShares Trust, hereafter collectively referred to as the “Funds”) as of and for the year or period ended May 31, 2019, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and their operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of May 31, 2019.

This report is intended solely for the information and use of the Board of Trustees of ProShares Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
July 26, 2019